Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2015	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	$ 83,688,542	$ 86,438,934
Less: Accumulated depreciation	(23,146,609)	(21,178,480)
Property, plant and equipment, net	60,541,933	65,260,454
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	13,403,318	13,480,382
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	50,928,880	53,540,780
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	1,286,833	1,911,054
Plant and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	12,684,587	13,409,412
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	85,094	97,151
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	$ 5,299,830	$ 4,000,155